Related party transactions	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Related party transactions
39. Related party transactions

At 31 December 2019, GSK owned 32 million shares or 31.6% of Innoviva Inc. which is a biopharmaceutical company listed on NASDAQ. GSK began recognising Innoviva as an associate on 1 September 2015. The royalties due from GSK to Innoviva in the year were £215 million (2018 — £209 million). At 31 December 2019, the balance payable by GSK to Innoviva was £63 million (2018 — £64 million).
At 1
January
2019, GSK held a 50% interest in Japan Vaccine Co. Ltd (JVC) through its subsidiary GlaxoSmithKline K.K. This joint venture with Daiichi Sankyo Co., Ltd was
primarily responsible for the development and marketing of certain prophylactic vaccines in Japan. During 2019, GSK sold £
11
million

of
its vaccine products into the joint venture. Daiichi Sankyo’s shares in JVC were acquired by GSK
during 2019 at which point, JVC ceased to be a related party
.
Loans of £3.8 million to Medicxi Ventures I LP and £10.6 million to Index Ventures Life VI (Jersey) LP remained due to GSK at 31 December 2019. In 2019, GSK increased the investment in Kurma Biofund II, FCPR by £1.1 million
 and
 Apollo Therapeutics LLP by £2.1 million
. Further investments were
al
s
o
made in Medicxi
Ventures I

LP
of
£
3.1 million
and

in

Index Ventures Life VI (Jersey) LP of
£
1.8
million. As part of the joint venture agreement with Qura Therapeutics LLC, the Group has an obligation to fund the joint venture $1 million per quarter up to April 2020. On 26 June 2019, the agreement was extended for a second five-year period up to April 2025, with both GSK and its joint venture partner committing additional financial support in the amount of $20 million. At 31 December 2019, the outstanding liability due to Qura was £16.1 million. Cash distributions were received from our investments in Medicxi Ventures I LP of £18.5 million and in Longwood Founders Fund LP of
£2.8 million.
The aggregate compensation of the Directors and CET is given in
Note
9
, ‘Employee
costs’.